November 22, 1995
                        THE DREYFUS/LAUREL FUNDS, INC. _
                      DREYFUS DISCIPLINED EQUITY INCOME FUND
                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective November 22, 1995, the Fund's name changed from Dreyfus Equity Income Fund to Dreyfus Disciplined Equity Income Fund.
        THE FOLLOWING INFORMATION IS ADDED AS THE SECOND AND THIRD PARAGRAPHS IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND _ MANAGEMENT POLICIES _ GENERAL."
        Individual security selection is the foundation of the Fund's investment approach. Consistency of returns which exceed the Standard and Poor's 500 Composite Stock Price Index ("S&P 500"), maintaining a current yield greater than that of the S&P500 Index, and stability of the Fund's asset value relative to the S&P 500 are primary goals of the investment process. Information from diverse sources is collected and used to construct valuation models which are combined to form a comprehensive computerized valua tion ranking system identifying common stocks which appear to be over or under valued. These models include measures of actual and estimated earnings changes and relative value based on dividend discount calculations, price to book, price to earnings and return on equity ratios. The computerized ranking system incorporates information from the most recent time period available to the system and categorizes individual securities within each sector or industry according to relative attractiveness. Dreyfus then applies fundamental analysis to select the most attractive of the top-rated securities and to determine those issues that should be sold. The Fund follows this investment process while normally investing approximately 85% of its assets in dividend-paying stocks.
        This investment process utilizes disciplined control of fund risk and a process of rigorous security selection. Risk is managed by controlling the structure of the Fund so that characteristics of the Fund's portfolio securities such as growth, size, volatility and quality are maintained similar to those of the S&P500 at all times. The Fund may overweight certain sectors in attempting to achieve higher yields. In addition, the Fund's managers do not attempt to time the financial markets, or use sector or industry rotation techniques.
        THE INFORMATION IN ITEMS I-IV BELOW BECAME EFFECTIVE ON APRIL 10,
1995:
I. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE FIRST THREE SENTENCES OF THE EIGHTH PARAGRAPH
CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND TOGETHER WITH THE REMAINDER OF THE INFORMATION
CONTAINED IN SUCH EIGHTH PARAGRAPH REPRESENTS NEW INSTRUCTIONS FOR
INVESTMENTS BY WIRE:
        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit & Trust Co., together with the applicable Class' DDA# as shown below, for purchase of Fund shares in your name:
DDA# 044237 Dreyfus Equity Income Fund/Investor shares;
DDA# 043591 Dreyfus Equity Income Fund/Class R shares.
                       (CONTINUED ON REVERSE SIDE)
II.  THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN
THE NINTH PARAGRAPH CONTAINED IN THE SECTION IN THE
FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND REPRESENTS NEW INSTRUCTIONS FOR INVESTMENTS BY ELECTRONIC TRANSFER OF FUNDS:
        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH")member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit & Trust Co. with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS "4070" for Investor shares and"4910" for Class R shares.
III.THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "HOW TO REDEEM FUND SHARES":
    Investor shares and Class R shares may be purchased or redeemed by telephone using the Dreyfus TELETRANSFER Privilege.
IV. THE SIXTH PARAGRAPH ON PAGE ONE OF THE FUND'S PROSPECTUS AS WELL AS THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" ARE DELETED IN THEIR ENTIRETY.
        THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN
THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES" AND "SHAREHOLDER SERVICES":
        Fund shares are also offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program. These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.
DREYFUS STEP PROGRAM _ Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step
Program account, you must supply the necessary information on the Fund's Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620.
You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund reserves the right to redeem your account if you have terminated your participation in the Program and your account's net asset value is $500 or less. See "How to Redeem Fund Shares." The Fund may modify or terminate this Program at any time. Investors who wish to purchase Investor shares through Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."
          318/718s112295


                                                           November 22, 1995
                        THE DREYFUS/LAUREL FUNDS, INC. _
                         PREMIER SMALL COMPANY STOCK FUND
                            SUPPLEMENT TO PROSPECTUS
                             DATED MARCH 1, 1995
        THE FOLLOWING INFORMATION IS ADDED AS THE SECOND AND THIRD PARAGRAPHS IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND _ MANAGEMENT POLICIES."
        Individual security selection is the foundation of the Fund's investment approach. Consistency of returns which exceed the Russell 2500trademark Stock Index and stability of the Fund's asset value relative to the Russell 2500trademark Stock Index are primary goals of the investment process. Information from diverse sources is collected and used to construct valuation models which are combined to form a comprehensive computerized valuation ranking system identifying common stocks which appear to be over or under valued. These models include measures of actual and estimated earnings changes and relative value based on dividend discount calculations, price to book, price to earnings and return on equity ratios. The computerized ranking system incorporates information from the most recent time period available to the system and categorizes individual securities within each sector or industry according to relative attractiveness. Dreyfus then applies fundamental analysis to select the most attractive of the top-rated securities and to determine those issues that should be sold.
        This investment process utilizes disciplined control of fund risk and a process of rigorous security selection. Risk is managed by controlling the structure of the Fund so that characteristics of the Fund's portfolio securities such as economic sector, industry exposure, growth, size, volatility and quality are maintained similar to those of the Russell 2500trademark Stock Index at all times. In addition, the Fund's managers do not attempt to time the financial markets, or use sector or industry rotation techniques.
        THE INFORMATION IN ITEMS I-IV BELOW BECAME EFFECTIVE ON APRIL 10,
1995:
I. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE NINTH PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND TOGETHER WITH THE INFORMATION
CONTAINED IN THE TENTH PARAGRAPH REPRESENTS NEW INSTRUCTIONS FOR INVESTMENTS BY WIRE:
        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit & Trust Co., together with the applicable Class' DDA# as shown below, for purchase of Fund shares in your name:
DDA# 044733 Premier Small Company Stock Fund/Class A shares;
DDA# 044806 Premier Small Company Stock Fund/Class B shares;
DDA# 044903 Premier Small Company Stock Fund/Class C shares;
DDA# 043656 Premier Small Company Stock Fund/Class R shares.
                        (CONTINUED ON REVERSE SIDE)
II. THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE ELEVENTH PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" AND REPRESENTS NEW INSTRUCTIONS FOR INVESTMENTS BY ELECTRONIC TRANSFER OF FUNDS:
        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH")member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit & Trust Co. with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS "4410" for Class
A shares, "4420" for Class B shares, "4430" for Class C shares and "4960" for Class R shares.
III.THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "HOW TO REDEEM FUND SHARES":
    Each Class of shares may be purchased or redeemed by telephone using the T ELETRANSFER Privilege.
IV. THE THIRD PARAGRAPH ON PAGE TWO OF THE FUND'S PROSPECTUS AS WELL AS THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES _ GENERAL" ARE DELETED IN THEIR ENTIRETY.
                                          PCS/s112295